Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities:
Net income	$ 180,936	$ 90,194
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation	75,537	70,075
Amortization of debt (loans & leases) issuance costs	1,691	1,990
Noncash lease expense	6,802	5,465
Gain/(Loss) on debt extinguishment, net	1,010	888
Impairment loss	0	7,700
(Gain)/loss on sale of vessels	(22,938)	34
Loss on bad debt	0	300
Share-based compensation	5,717	6,360
Gain from insurance proceeds relating to vessel total loss	0	(28,163)
Loss on write-down of inventory	0	4,743
Change in fair value of forward freight derivatives and bunker swaps	(3,700)	3,065
Other non-cash charges	(18)	76
Change in fair value of interest rate swaps not designated as cash flow hedges	1,356	507
Gain on hull and machinery claims	(470)	(200)
Equity in income/(loss) of investee	(11)	(33)
(Increase)/Decrease in:
Trade accounts receivable	21,880	23,292
Inventories	5,791	(2,734)
Prepaid expenses and other receivables	(13,302)	(12,774)
Derivatives asset	1,392	1,550
Due from related parties	0	39
Due from managers	23	31
Other non-current assets	(26)	0
Increase/(Decrease) in:
Accounts payable	(7,139)	4,694
Operating lease liability	(6,802)	(5,465)
Due to related parties	(60)	474
Accrued liabilities	(417)	(532)
Due to managers	6,888	7,340
Deferred revenue	721	1,154
Other current liabilities	2,000	0
Net cash provided by / (used in) Operating Activities	256,861	180,070
Cash Flows from Investing Activities:
Advances for vessels acquisitions, vessels under construction & vessel upgrades and other fixed assets	(35,485)	(8,764)
Cash proceeds from vessel sales	221,251	32,448
Cash proceeds from vessel total loss	0	55,000
Cash acquired related to the Eagle Merger	104,325	0
Hull and machinery insurance proceeds	2,391	558
Net cash provided by / (used in) Investing Activities	292,482	79,242
Cash Flows from Financing Activities:
Proceeds from bank loans	388,120	77,000
Loan and lease prepayments and repayments	(587,124)	(208,967)
Financing and debt extinguishment fees paid	(3,626)	(930)
Dividends paid	(122,833)	(98,196)
Offering expenses paid	(96)	(55)
Repurchase of common shares	0	(13,056)
Net cash provided by / (used in) Financing Activities	(325,559)	(244,204)
Net increase/(decrease) in cash and cash equivalents and restricted cash	223,784	15,108
Cash and cash equivalents and restricted cash at beginning of period	261,750	286,344
Cash and cash equivalents and restricted cash at end of period	485,534	301,452
Cash paid during the period for:
Interest	42,236	28,033
Non-cash investing and financing activities:
Shares issued in connection with Eagle Merger	665,551	0
Vessel upgrades	3,358	3,422
Assumed bank loans and Convertible notes debt related to Eagle Merger	514,180	0
Right-of-use assets and lease obligations for charter-in contracts	115,257	0
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	462,578	285,248
Restricted cash, current	18,350	14,183
Restricted cash, non-current	4,606	2,021
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 485,534	$ 301,452